Strategic Funding - Schedule of Long-Term Loans to Cash Flow from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Term Loan to Cash Flow from Financing Activities [Abstract]
Balance at the beginning of year	$ 970	$ 1,092
Balance at the end of year		970
Long-term loans payments (interest and principal)	(93)	(324)
Long-term loans settled by share issuance	(978)
Financial expense	$ 101	$ 202